Property and Equipment (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, gross	$ 1,128,787	$ 1,107,626	$ 399,754
Less: accumulated depreciation	(161,969)	(121,219)	(9,909)
Property and equipment, net	966,818	986,407	389,845
Computer and office equipment [Member]
Property and equipment, gross	2,807	2,807	2,807
Lab equipment [Member]
Property and equipment, gross	15,606	15,606	15,606
Furniture [Member]
Property and equipment, gross	48,205	43,705
Leasehold Improvements [Member]
Property and equipment, gross	434,529	422,318	140,056
Machinery [Member]
Property and equipment, gross	$ 627,640	$ 623,190	$ 241,285